Exhibit 99.1

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-18	30/360 Days	30	Collection Period Start	1-Apr-18
Distribution Date	15-May-18	Actual/360 Days	29	Collection Period End	30-Apr-18
				Prior Month Settlement Date	16-Apr-18
				Current Month Settlement Date	15-May-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	672,857,367.76	642,791,529.22	0.411387
Yield Supplement Overcollaterization		94,092,683.58	26,126,524.92	24,383,475.88
Total Adjusted Pool Balance		1,562,499,952.99	646,730,842.84	618,408,053.34
Total Adjusted Securities		1,562,499,952.99	646,730,842.84	618,408,053.34	0.395781
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.19688%	150,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.32000%	472,300,000.00	460,230,889.85	431,908,100.35	0.914478
Class A-4 Notes	1.54000%	124,000,000.00	124,000,000.00	124,000,000.00	1.000000
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	28,322,789.50	506,253.98	59.9677948	1.0718907
Class A-4 Notes	0.00	159,133.33	—	1.2833333
Certificates	0.00	0.00	—	—

Total Securities	28,322,789.50	665,387.31

Nissan Auto Receivables 2016-B Owner Trust

Servicer Report

I. COLLECTIONS
Interest:
Interest Collections		1,123,864.68
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		1,123,864.68
Principal:
Principal Collections		29,482,949.02
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		29,482,949.02
Recoveries of Defaulted Receivables		440,747.51
Servicer Advances		0.00

Total Collections		31,047,561.21

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	54,999	646,730,842.84
Total Principal Payment		28,322,789.50

	54,082	618,408,053.34
III. DISTRIBUTIONS
Total Collections		31,047,561.21
Reserve Account Draw		0.00
Total Available for Distribution		31,047,561.21
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		560,714.47
Servicing Fee Paid		560,714.47
Servicing Fee Shortfall		0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer Report

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	506,253.98
Class A-3 Notes Monthly Interest Paid	506,253.98
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer Report

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,133.33
Class A-4 Notes Monthly Interest Paid	159,133.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	665,387.31
Total Note Monthly Interest Paid	665,387.31
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	29,821,459.43
4. Total Monthly Principal Paid on the Notes	28,322,789.50
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	28,322,789.50
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,498,669.93
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,498,669.93

Nissan Auto Receivables 2016-B Owner Trust

Servicer Report

V. RESERVE ACCOUNT
Initial Reserve Account Amount			3,906,249.88
Required Reserve Account Amount			3,906,249.88
Beginning Reserve Account Balance			3,906,249.88
Deposit of Remaining Available Collections			0.00
Ending Reserve Account Balance			3,906,249.88
Required Reserve Account Amount for Next Period			3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon			2.02%
Weighted Average Remaining Maturity			35.51
		Amount	Number
Principal on Defaulted Receivables		582,889.52	45
Principal Recoveries of Defaulted Receivables		440,747.51

Monthly Net Losses		142,142.01
Pool Balance at Beginning of Collection Period		672,857,367.76
Net Loss Ratio for Third Preceding Collection Period		0.45%
Net Loss Ratio for Second Preceding Collection Period		0.38%
Net Loss Ratio for Preceding Collection Period		0.99%
Net Loss Ratio for Current Collection Period		0.25%
Four-Month Average Net Loss Ratio		0.52%
Cumulative Net Losses for all Periods		11,343,761.57

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,567,221.35	223	0.55%
61-90 Days Delinquent	889,185.65	58	0.14%
91-120 Days Delinquent	147,699.29	16	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,604,106.29	297	0.72%

Nissan Auto Receivables 2016-B Owner Trust

Servicer Report

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.27%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.21%	0.18%
Delinquency Ratio for Preceding Collection Period	0.16%	0 .15%
Delinquency Ratio for Current Collection Period	0.16%	0.14%
Four-Month Average Delinquency Ratio	0.20%	0.17%
60 Day Delinquent Receivables	1,110,873.22
Delinquency Percentage	0.17%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS 1

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

4. Has there been an issuance of notes or other securities backed by the Receivables?		NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO